Shareholders’ Equity (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 12, 2024	Jun. 30, 2024
Shareholders’ Equity [Abstract]
Aggregate offering price	$ 9,700
Percentage of agent receives commission	2.50%
Ordinary Shares sold (in Shares)		3,787,976
Gross proceeds		$ 5,035
Aggregate net proceeds		$ 4,727